Document and Entity Information	Jan. 23, 2020
Cover page.
Amendment Flag	false
Entity Central Index Key	0001158463
Document Type	8-K
Document Period End Date	Jan. 23, 2020
Entity Registrant Name	JETBLUE AIRWAYS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-49728
Entity Tax Identification Number	87-0617894
Entity Address, Address Line One	27-01 Queens Plaza North
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	718
Local Phone Number	286-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JBLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false